Schedule IV - Mortgage Loans on Real Estate - Activity in Loans Held for Investment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
SEC Schedule, 12-29, Real Estate Companies, Investment in Movement in Mortgage Loans on Real Estate [Roll Forward]
Balance at January 1	$ 3,223,762	$ 3,430,608	$ 4,046,093
Loans acquired in Merger	0	359,541	0
Loan acquisitions and originations	386,532	991,239	551,456
Paid-in-kind interest added to loan principal	52,234	56,131	43,864
Discount and net loan fee amortization	14,524	43,877	27,038
Loan repayments	(166,267)	(902,190)	(735,162)
Payments received from PCI loans	(187,140)	(419,232)	(197,453)
Accretion on PCI loans	27,911	61,809	65,911
Transfer to loans held for sale	0	(50,894)	(56,357)
Carrying value of loans sold	(111,864)	0	(118,068)
Transfer to real estate assets upon foreclosure	(47,097)	(515,055)	(128,124)
Loans receivable contributed to Colony Credit (Note 4)	(1,287,994)	0	0
Deconsolidation of loans receivable in securitization trusts	(149,447)	0	0
Provision for loan losses	(43,034)	(19,741)	(34,864)
Other loss	0	(2,309)	0
Consolidation of loans receivable held by investment entities and securitization trusts (Notes 3 and 5)	0	58,296	0
Effect of changes in foreign exchange rates	(52,903)	131,682	(33,726)
Balance at December 31	$ 1,659,217	$ 3,223,762	$ 3,430,608